Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 55,730	€ 72,897
Non-trading derivatives	1,657	2,463
Designated at fair value through profit or loss	3,448	5,740
Mandatorily measured at fair value through profit or loss	72,322	56,481
Financial assets at fair value through profit or loss	€ 133,157	€ 137,580